Financial instruments - Derivative Financial Instruments (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 GBP (£)
Disclosure of financial assets [line items]
Gross amount of financial instruments as presented upon balance sheet	€ 49.1	€ 20.7
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	29.8	20.7
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	19.3	0.0
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	36.9	69.2
Related financial instruments that are offset	29.8	20.7
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	7.1	48.5
Foreign exchange forward contract
Disclosure of financial assets [line items]
Gains (losses) on change in fair value of derivatives	0.0	0.0	€ 1.0
Derivative financial instruments | Cross currency interest rate swap
Disclosure of financial assets [line items]
Notional amount	312.9
Derivative financial instruments | Cash flow hedges | Cross currency interest rate swap
Disclosure of financial assets [line items]
Notional amount	0.0			£ 263.4
Change in fair value of outstanding hedging instruments	€ 35.6	€ (61.3)
Average rate of hedging instrument	111.00%	107.00%		111.00%
EUR/USD [Domain] | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 8.4	€ (5.0)
Notional amount	224.9	134.5
Change in fair value of outstanding hedging instruments	€ 14.1	€ (15.6)
Average rate of hedging instrument	120.00%	116.00%		120.00%
GBP/USD [Domain] [Domain] | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 2.0	€ (1.5)
Notional amount	47.2	52.3
Change in fair value of outstanding hedging instruments	€ 4.5	€ (3.7)
Average rate of hedging instrument	134.00%	132.00%		134.00%
GBP/EUR [Domain] | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 1.4	€ (0.1)
Notional amount	97.4	46.3
Change in fair value of outstanding hedging instruments	€ 1.9	€ (3.9)
Average rate of hedging instrument	112.00%	112.00%		112.00%
SEKEUR [Domain] | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ (0.6)	€ 1.3
Notional amount	65.6	65.9
Change in fair value of outstanding hedging instruments	€ 1.5	€ 2.6
Average rate of hedging instrument	10.00%	10.00%		10.00%
Other currencies [Domain] | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.5	€ 0.3
Notional amount	38.5	29.8
Change in fair value of outstanding hedging instruments	€ 0.8	€ (0.2)
Average rate of hedging instrument	0.00%	0.00%		0.00%